Financial instruments - classification - Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Liabilities	£ 683,557	£ 740,189	£ 755,667
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	50	(29)	£ (52)
Lease liabilities	1,118	1,263
Bank deposits
Financial instruments
Liabilities	20,441	26,279
Financial Liabilities	20,441	26,279
Items in course of transmission to other banks	242	56
Customer deposits
Financial instruments
Liabilities	450,318	479,810
Settlement balances
Financial instruments
Liabilities	2,012	2,068
Trading liabilities
Financial instruments
Liabilities	52,808	64,598
Financial Liabilities	52,808	64,598
Derivatives
Financial instruments
Liabilities	94,047	100,835
Financial Liabilities	94,047	100,835
Net hedging derivative liabilities	132	120
Other financial liabilities
Financial instruments
Liabilities	49,107	49,326
Financial Liabilities	49,107	49,326
Subordinated liabilities
Financial instruments
Liabilities		8,429
Financial Liabilities	6,260	8,429
Notes in circulation
Financial instruments
Liabilities	3,218	3,047
Financial Liabilities	3,218	3,047
Other Financial liabilities
Financial instruments
Liabilities	5,346	5,797
Loans to customers - amortised cost
Financial instruments
Finance lease receivable	8,402	8,531
Other liabilities
Financial instruments
Liabilities	4,141	4,441
Other liabilities | Customer deposits
Financial instruments
Liabilities	0
Other liabilities | Settlement balances
Financial instruments
Liabilities	0
Other liabilities | Trading liabilities
Financial instruments
Liabilities	0
Other liabilities | Derivatives
Financial instruments
Liabilities	0
Other liabilities | Other financial liabilities
Financial instruments
Liabilities	0
Other liabilities | Subordinated liabilities
Financial instruments
Liabilities	0
Other liabilities | Notes in circulation
Financial instruments
Liabilities	0
Other liabilities | Other Financial liabilities
Financial instruments
Liabilities	4,141	4,441
Held-for-trading
Financial instruments
Liabilities	146,855	165,433
Financial Liabilities	146,700	165,300
Held-for-trading | Customer deposits
Financial instruments
Liabilities	0
Held-for-trading | Settlement balances
Financial instruments
Liabilities	0
Held-for-trading | Trading liabilities
Financial instruments
Liabilities	52,808	64,598
Held-for-trading | Derivatives
Financial instruments
Liabilities	94,047	100,835
Held-for-trading | Other financial liabilities
Financial instruments
Liabilities	0
Held-for-trading | Subordinated liabilities
Financial instruments
Liabilities	0
Held-for-trading | Notes in circulation
Financial instruments
Liabilities	0
Held-for-trading | Other Financial liabilities
Financial instruments
Liabilities	0
DFV
Financial instruments
Liabilities	2,722	2,374
DFV | Customer deposits
Financial instruments
Liabilities	0
DFV | Settlement balances
Financial instruments
Liabilities	0
DFV | Trading liabilities
Financial instruments
Liabilities	0
DFV | Derivatives
Financial instruments
Liabilities	0
DFV | Other financial liabilities
Financial instruments
Liabilities	2,377	1,671
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
DFV | Subordinated liabilities
Financial instruments
Liabilities	345	703
DFV | Notes in circulation
Financial instruments
Liabilities	0
DFV | Other Financial liabilities
Financial instruments
Liabilities	0
Amortised cost
Financial instruments
Liabilities	529,839	567,941
Lease liabilities	1,118	1,263
Amortised cost | Bank deposits
Financial instruments
Liabilities	20,441	26,279
Amortised cost | Customer deposits
Financial instruments
Liabilities	450,318	479,810
Amortised cost | Settlement balances
Financial instruments
Liabilities	2,012	2,068
Amortised cost | Trading liabilities
Financial instruments
Liabilities	0
Amortised cost | Derivatives
Financial instruments
Liabilities	0
Amortised cost | Other financial liabilities
Financial instruments
Liabilities	46,730	47,655
Amortised cost | Subordinated liabilities
Financial instruments
Liabilities	5,915	7,726
Amortised cost | Notes in circulation
Financial instruments
Liabilities	3,218	3,047
Amortised cost | Other Financial liabilities
Financial instruments
Liabilities	1,205	1,356
Amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Bank deposits
Financial instruments
Financial Liabilities	15,700	21,400
Amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Customer deposits
Financial instruments
Financial Liabilities	43,300	37,400
Amortised cost | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Subordinated liabilities
Financial instruments
Financial Liabilities	£ 5,900	£ 7,700